Borrowed Funds - Additional Information (Details)		3 Months Ended		12 Months Ended
	Nov. 04, 2002 USD ($) AGE $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Accrued interest				$ 19,300,000	$ 23,400,000
Short-term FHLB advances				2,300,000,000	1,000,000,000.0	$ 0
Short-term FHLB advances, average balance				$ 2,100,000,000	$ 52,400,000
Short-term FHLB advances, average balance, weighted average interest rate				0.72%	1.90%
Short-term FHLB advances, interest expense				$ 15,300,000	$ 1,000,000.0
Interest expense		$ 72,071,000	$ 79,522,000	301,849,000	317,474,000	279,329,000
Federal funds purchased outstanding amount				0	0
Federal funds purchased, average balance				$ 179,900,000	$ 6,800,000	$ 620,000
Federal fund purchased Weighted average interest rate				0.49%	1.70%	2.20%
Federal fund purchased, interest expenses				$ 886,000	$ 118,000	$ 14,000
Junior subordinated debentures		360,362,000		360,259,000	359,866,000
Gross proceeds of BONUSES, debt		325,000,000	$ 2,150,000,000	6,925,000,000	4,785,812,000	5,667,268,000
Subordinated notes outstanding		$ 295,764,000		295,624,000	295,066,000
Interest expense on subordinated notes				18,300,000	18,300,000	2,800,000
Repurchase Agreements
Debt Instrument [Line Items]
Accrued interest				1,700,000	1,700,000
Interest expense				18,200,000	17,700,000	6,800,000
Short-term debt outstanding amount				0	0
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
Interest expense				245,700,000	259,000,000.0	248,000,000.0
BONUSESSM units | New York Community Capital Trust V (BONUSESSM Units)
Debt Instrument [Line Items]
Public offering of Bifurcated Option Note Unit Securities ("BONUSES units") | shares	5,500,000
Public offering of units, offering price per share | $ / shares	$ 50.00
Warrants and capital securities non-callable period	5 years
Gross proceeds of BONUSES, debt	$ 275,000,000.0
Difference between the assigned value and the stated liquidation amount of the capital securities is treated as an original issue discount	$ 92,400,000
Original issue discount amortized amount				65,400,000
BONUSESSM units | New York Community Capital Trust V (BONUSESSM Units) | Capital Units
Debt Instrument [Line Items]
Warrant to purchase, number of shares | AGE	2.4953
Warrant to purchase, total number of shares | shares	13,700,000
Warrant to purchase, exercise price per share | $ / shares	$ 20.04
Capital security, term (in years)	49 years
Capital security, coupon or distribution rate	6.00%
Capital security, per share liquidation amount | $ / shares	$ 50.00
BONUSESSM units | New York Community Capital Trust V (BONUSESSM Units) | Warrant
Debt Instrument [Line Items]
Gross proceeds of BONUSES	$ 92,400,000
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest expense				18,800,000	22,400,000	$ 21,700,000
Junior Subordinated Debt | New York Community Capital Trust V (BONUSESSM Units) | Capital Units
Debt Instrument [Line Items]
Gross proceeds of BONUSES	$ 182,600,000
FHLB - NY
Debt Instrument [Line Items]
Unused line of credit				7,300,000,000	7,900,000,000
Overnight FHLB advances				0	100,000,000.0
Line of credit, average balance				$ 2,000,000.0	$ 3,100,000
Line of credit, weighted average interest rate				1.20%	2.10%
Interest expense				$ 24,000	$ 66,000